Leases - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
ROU lease assets		$ 11,021,615	$ 13,059,561
Operating lease liabilities – current		2,325,390	2,198,192
Operating lease liabilities – non-current		9,207,971	11,691,251
Total operating lease liabilities		$ 11,533,361	$ 13,889,443
Weighted average remaining lease term (years)		6 years 9 months	7 years 6 months 7 days
Weighted average discount rate	[1]	4.50%	4.22%

[1]	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States, and for lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%